STOCKHOLDERS' EQUITY (10k specific)	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
NOTE 6 – STOCKHOLDERS' EQUITY

2005 Share Repurchase Program: In February 2005, our Board of Directors approved a share repurchase program with no expiration date authorizing management to repurchase up to $250 million of our common stock in open market purchases. During 2008, we repurchased approximately 0.1 million shares or $1.4 million of our common stock under this program. As of December 31, 2008, there were no further share repurchases authorized under this program.

2008 Share Repurchase Program: In July 2008, our Board of Directors approved a share repurchase program with no expiration date authorizing management to repurchase up to $200 million of our common stock. During the third quarter of 2008, we repurchased 6.0 million shares or $110.0 million of our common stock under this program. As of December 31, 2008, there was $90.0 million available for share repurchases under this program.

In August 2009, our Board of Directors approved a $200 million increase in this share repurchase program. As of December 31, 2009, $290 million of the total authorized amount was available for share repurchases under this program.

In August 2010, our Board of Directors approved an increase in this share repurchase program from $400 million to $610 million with $500 million available for share repurchases under this program. In November 2010, we completed a $300 million accelerated share repurchase ("ASR") program that we entered into in August 2010, which is further discussed below. We repurchased 14.9 million shares under the ASR program. In addition, after the conclusion of the ASR program in November 2010, we repurchased $98.6 million worth of shares in the open market, representing 4.9 million shares. As of December 31, 2010, $101.4 million of the total authorized amount was available for share repurchases under this program.

Accelerated Share Repurchase Program: As mentioned above, in August 2010, we entered into an accelerated share repurchase program with two investment banks to repurchase shares of our common stock under our approved share repurchase program. On August 24, 2010, we paid $300 million to the investment banks in exchange for an initial delivery of 11.7 million shares to us. At the conclusion of the ASR program, we received an additional 3.2 million shares. The 14.9 million shares delivered to us was based on the average daily volume weighted average price of our common stock over a period beginning immediately after the effective date of the ASR agreements and ending on November 2, 2010.

Dividends Declared: We declared an annual dividend of $0.25 per share in November of 2010, 2009 and 2008. The dividends were paid in December of each year.

Call Spread Transactions: In connection with the issuance of the 2013 Convertible Notes (see Note 5 – "Indebtedness and Borrowing Facilities"), we entered into separate convertible note hedge transactions and separate warrant transactions related to our common stock with Citigroup and Bank of America to reduce the potential dilution upon conversion of the 2013 Convertible Notes.

Under the terms of the convertible note hedge arrangements (the "Convertible Note Hedges"), we paid $86.3 million for a forward purchase option contract under which we are entitled to purchase a fixed number of shares of our common stock at a price per share of $24.25. In the event of the conversion of the 2013 Convertible Notes, this forward purchase option contract allows us to purchase, at a fixed price equal to the implicit conversion price of common shares issued under the 2013 Convertible Notes, a number of common shares equal to the common shares that we issue to a note holder upon conversion. Settlement terms of this forward purchase option allow us to elect cash or share settlement based on the settlement option we choose in settling the conversion feature of the 2013 Convertible Notes. The Convertible Note Hedges expire on August 1, 2013.

Also concurrent with the issuance of the 2013 Convertible Notes, we sold warrants (the "Warrants") permitting the purchasers to acquire shares of our common stock. The Warrants are currently exercisable for 15.5 million shares of RadioShack common stock at a current exercise price of $36.60 per share. We received $39.9 million in proceeds for the sale of the Warrants. The Warrants may be settled at various dates beginning in November 2013 and ending in March 2014. The Warrants provide for net share settlement. In no event will we be required to deliver a number of shares in connection with the transaction in excess of twice the aggregate number of Warrants.

We determined that the Convertible Note Hedges and Warrants meet the requirements of the FASB's accounting guidance for accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock and other relevant guidance and, therefore, are classified as equity transactions. As a result, we recorded the purchase of the Convertible Note Hedges as a reduction in additional paid-in capital and the proceeds of the Warrants as an increase to additional paid-in capital in the Consolidated Balance Sheets, and we will not recognize subsequent changes in the fair value of the agreements in the financial statements.

In accordance with the FASB's accounting guidance in calculating earnings per share, the Warrants will have no effect on diluted net income per share until our common stock price exceeds the per share strike price of $36.60 for the Warrants. We will include the effect of additional shares that may be issued upon exercise of the Warrants using the treasury stock method. The Convertible Note Hedges are antidilutive and, therefore, will have no effect on diluted net income per share.

Treasury Stock Retirement: In December 2010, our Board of Directors approved the retirement of 45.0 million shares of our common stock held as treasury stock. These shares returned to the status of authorized and unissued.